Stock Options and Restricted Share Units - Schedule of Restricted Share Units (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Stock Options and Restricted Share Units - Schedule of Restricted Share Units (Details) [Line Items]
Number of other equity instruments outstanding, Beginning Balance	1,036,900		1,439,250
Granted	2,444,000	[1]	77,232	[2]	1,449,250	[3]
Converted	(492,897)		(479,582)
Cancelled	(159,667)				(10,000)
Number of other equity instruments outstanding, Ending balance	2,828,336		1,036,900		1,439,250

[1]	During the year ended December 31, 2024, the Company granted 2,444,000 RSUs officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $4,880,453, which was measured based on the quoted price of the Company’s shares on the date of grant.
[2]	During the year ended December 31, 2023, the Company granted 77,232 RSUs to advisors. These RSUs vest one year from the date of grant. The grant date fair value of the RSUs was $120,386.
[3]	During the year ended December 31, 2022, the Company granted 1,449,250 RSUs to officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $5,725,262.